Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stockholder's Equity
Stockholder's Equity

8.Stockholder’s Equity

The condensed consolidated statements of change in equity reflect the Reverse Recapitalization and SBTech Acquisition as defined in Note 1 as of April 23, 2020. As Old DK was deemed the accounting acquirer in the Reverse Recapitalization with DEAC, all periods prior to the consummation date reflect the balances and activity of Old DK. The consolidated balances as of December 31, 2019 and 2018 from the audited consolidated financial statements of Old DK as of that date, share activity (convertible redeemable preferred stock and common stock) and per share amounts in these condensed consolidated statements of equity were retroactively adjusted, where applicable, using the recapitalization exchange ratio of 0.353628. All convertible redeemable preferred stock classified as mezzanine was retroactively adjusted, converted into Class A common stock, and reclassified to permanent as a result of the Reverse Recapitalization. Redeemable convertible preferred Series E-1 stock converted into shares of Old DK common stock at a share conversion factor of 1.40 whereas Series F converted into shares of Old DK common stock at a share conversion factor of 1 and both were immediately exchanged for Class A common stock of the Company using the recapitalization exchange ratio of 0.353628 as a result of the Reverse Recapitalization.

Immediately prior to the Business Combination, Old DK issued 393,014 shares of Class B common stock to Jason Robins, the Chief Executive Officer of Old DK and of the Company, which converted into 393,014 shares of Class B common stock of the Company and which is recorded as stock-based compensation for the three and six months ended June 30, 2020. Such shares carry 10 votes per share and allow Jason Robins to have as of the closing of the Business Combination, approximately 90% of the voting power of the capital stock of DraftKings on a fully-diluted basis. As these shares have no economic rights, they are excluded from the calculation of earnings per share of DraftKings.

Upon the consummation of the Business Combination, the mandatory conversion feature was triggered for the Company’s convertible notes. All outstanding principal of $109,165 and unpaid accrued interest of $3,380 were collectively converted to equity securities at a $10 per share. The noteholders received 11,254 shares of Class A common stock in New DraftKings as result of the conversion.

As part of the Business Combination $665,485 of Class A common stock and Additional Paid in Capital was recorded, net of transaction costs of $10,631, in relation to DEAC shares being recapitalized. The Company then used $186,477 as cash consideration in its acquisition of SBTech and $7,192 for the buyout of unaccredited investors. Net cash proceeds to the Company were $484,962.

In June 2020, the Company issued 16,000 new shares of our Class A common stock in a public offering for net proceeds (net of underwriting fees) of $620,800.

As of June 30, 2020, the Company had 300,000 shares authorized of preferred stock, $0.0001 par value, none of which were issued and outstanding as of June 30, 2020 or December 31, 2019.

9.    Common Stock

Per the Company’s Ninth Amended and Restated Certificate of Incorporation, the Company is authorized to issue 735,000 shares of  $0.001 par value common stock. As of December 31, 2019 and 2018, 389,610 and 384,009 shares, respectively, of  $0.001 par value common stock were issued and outstanding.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, if any, as may be declared by the board of directors, subject to the preferential dividend rights of the preferred stockholders. No dividends have been declared through December 31, 2019.